Filed pursuant to Rule 497(j)

Registration Nos. 333-182308 and 811-22717

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

February 1, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	First Trust Exchange-Traded Fund VI
(Registration Nos. 333-182308 and 811-22717)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VI (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Dorsey Wright Dynamic Focus 5 ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust NASDAQ Technology Dividend Index Fund, First Trust RBA American Industrial Renaissance® ETF, First Trust Rising Dividend Achievers ETF, First Trust S&P International Dividend Aristocrats ETF, Multi-Asset Diversified Income Index Fund, First Trust Dorsey Wright Momentum & Low Volatility ETF, First Trust Dorsey Wright Momentum & Value ETF, First Trust SMID Cap Rising Dividend Achievers ETF, First Trust Indxx Innovative Transaction & Process ETF, First Trust Nasdaq Artificial Intelligence and Robotics ETF, First Trust BuyWrite Income ETF, First Trust Hedged BuyWrite Income ETF and First Trust International Developed Capital Strength ETF, each a series of the Registrant. Post-Effective Amendment No. 154, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on January 28, 2022.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Sincerely yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures